Contract liabilities - Schedule of Movements of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Movements Of Contract Liabilities Abstract
Beginning of the year	$ 65,464	$ 208,726
Add: Payments received	178,636	65,260
Less: Revenue recognized	(65,464)	(208,271)
Effects of foreign exchange rate changes	0	(251)
End of the year	$ 178,636	$ 65,464